Leases - Schedule of Supplemental Balance Sheet Information Related to Operating Lease (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Supplemental Balance Sheet Information Related to Operating Lease [Abstract]
Right-of-use assets	$ 261	$ 371
Lease liabilities current	127	109
Lease liabilities non-current	134	250
Total lease liabilities	$ 261	$ 359
Weighted average remaining lease term (years)	1 year 11 months 19 days	1 year 3 months 3 days
Weighted average discount rate	5.50%	5.50%